NOTE 13 - Share based compensation: Schedule of Information about the warrants outstanding (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Information about the warrants outstanding

The following table summarizes information about the warrants outstanding as of December 31, 2024:

Warrants Outstanding
Outstanding Number (*)	Exercise Price (*)	Expiry Date
64,986	$7.70 (CAD 10.5)	October 25, 2025
8,571	$6.65 (CAD 9.10)	April 26, 2026
73,557

(*) After giving effect to the share consolidation indicated in (Note 12b)